Property, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net
8.	Property, plant and equipment, net

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
Buildings (Note (a))	13,084	45,027
Leasehold improvements	46,310	46,310
Furniture and office equipment	2,439	1,617
Motor vehicles	1,133	1,133
Investment properties	2,890	2,890
Total property, plant and equipment	65,856	96,977
Less: accumulated depreciation (Note (b))	(50,464)	(50,381)
Less: impairment loss	—	(5,824)
Total property, plant and equipment, net	15,392	40,772

(a)	In December 2024, the Group made a prepayment of US$3.3 million for acquisition of a property. The prepayment, which is also the total consideration, was included in “Prepayments and other assets, net” on the Consolidated Balance Sheets as of December 31, 2024. The transaction was settled in January 2025, and the property is recorded as “Buildings” included in “Property, plant and equipment, net” on the Unaudited Interim Condensed Consolidated Balance Sheets.

(b)	Depreciation expenses were RMB244 and RMB925 for the six months ended June 30, 2024 and 2025, respectively.